Long-Term Debt:	6 Months Ended
Jun. 30, 2015
Debt Disclosure
Long-Term Debt:
5. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

Debt instruments	Borrowers-Issuers	June 30, 2015	December 31, 2014

$340.0 million Credit Facility	Pegasus-Lance-Seacrown-Fareastern	315,000	325,000
$250.0 million Senior Unsecured Notes	Dynagas LNG Partners LP - Dynagas Finance Inc.	250,000	250,000
Total		$565,000	$575,000
Less current portion		$20,000	$20,000

Long-term portion		$545,000	$555,000

On June 19, 2014, certain subsidiaries of the Partnership entered, on a joint and several basis, into a Senior Secured Revolving Credit Facility (the “$340 million Credit Facility”) with an affiliate of Credit Suisse for $340.0 million to refinance the $214.1 million debt outstanding at that time under a previous revolving credit facility and to fund a portion of the purchase price for the Arctic Aurora acquisition (Note 3(c)). The $340 million Credit Facility is guaranteed by the Partnership, Dynagas Equity Holding Ltd. and Dynagas Operating LP and is secured by a first priority or preferred cross-collateralized mortgage on each of the Amur River, the OB River, the Clean Energy and the Arctic Aurora, a specific assignment of the existing charters and a first assignment of earnings and insurances in relation to the vessels.

The facility bears interest at LIBOR plus a margin and is payable in 28 consecutive equal quarterly installments of $5.0 million each and a balloon payment of $200.0 million at maturity in March 2021.
On September 15, 2014 the Partnership completed a public offering of $250.0 million aggregate principal amount Senior Unsecured Notes offering due October 30, 2019 (the “Notes”) with the purpose of funding the majority of the purchase price related to the Yenisei River acquisition (Note 3(c)).
The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year. As per the provisions of the Notes and the Indenture, the Partnership may issue from time to time, unlimited as to principal amount senior unsecured debentures, to be issued in one or more series. The Notes are unsubordinated unsecured obligations of the Partnership and are not redeemable at its option prior to maturity.

The $340 million Credit Facility and Notes contain financial and other covenants that require, amongst others, the Partnership to maintain aggregate free liquidity (which includes the minimum liquidity restriction imposed under the Notes) of at least $24.0 million, maintain a hull cover ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the facility, no less than 130%, maintain minimum net worth of no less than $250 million and meet precise interest coverage levels and a certain leverage ratio (as each time prescribed in the respective debt arrangement). The Partnership's debt arrangements further include other customary restrictions that prohibit the Partnership from declaring or making any distributions if an event of default occurs and which further require, the Partnership's Sponsor to own, directly or indirectly, minimum voting interests in the Partnership.
Further details of the Partnership's $340 million Credit Facility and Notes are discussed in note 5 of the Partnership's consolidated financial statements for the year ended December 31, 2014 included in its' Annual Report on Form 20-F.

As of June 30, 2015, the Partnership was in compliance with all financial debt covenants under the $340 million Credit facility and the Notes.

The annual principal payments for the Partnership's outstanding debt arrangements as at June 30, 2015 required to be made after the balance sheet date were as follows:

Period/ Year ending December 31,	Amount
July to December 2015 (period)	$10,000
2016	20,000
2017	20,000
2018	20,000
2019	270,000
2020 and thereafter	225,000

Total	$565,000

The Partnership's weighted average interest rate on its long-term debt for the six month periods ended June 30, 2015 and 2014 was 4.5% and 3.1%, respectively.
Total interest incurred on long-term debt for the six month periods ended June 30, 2015 and 2014 amounted to $12,956 and $3,372, respectively, and is included in Interest and finance costs (Note 10) in the accompanying unaudited interim condensed consolidated statements of income.
As of June 30, 2015, the Partnership had no unused borrowing capacity under the $340 million Credit Facility. Commitment fees incurred for the six month periods ended June 30, 2015 and 2014 amounted to nil and $360, respectively. Such fees are included in Interest and finance costs (Note 10) in the accompanying 2014 unaudited interim condensed consolidated statement of income.